Fees and Expenses - FPA Global Allocation ETF	May 22, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	"Other Expenses" and "Acquired Fund Fees and Expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.29%
Acquired Fund Fees and Expenses[1,2]	0.34%
Total Annual Fund Operating Expenses[1,2]	1.33%
Fee Waiver[2]	(0.84)%
Total Annual Fund Operating Expenses After Fee Waiver[1,2]	0.49%

1  "Other Expenses" and "Acquired Fund Fees and Expenses" have been estimated for the current fiscal year. Actual expenses may differ from estimates.

2  The Fund's investment adviser has contractually agreed to limit Total Annual Fund Operating Expenses (excluding any leverage interest, brokerage fees and commissions, acquired fund fees and expenses ("AFFE") (except as noted below), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses), to 0.49% of the Fund's average daily net assets through May 31, 2028. The Fund's investment adviser may recoup any operating expenses in excess of these limits from the Fund within three years after the date of such payment if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may only be terminated before its expiration date by the Board of Trustees of Investment Managers Series Trust III. In addition, the Fund's investment adviser has contractually agreed to waive all AFFE related to investments in affiliated Underlying Funds (defined below) and to waive up to 0.25% of AFFE related to investments in unaffiliated Underlying Funds, through at least May 31, 2028, to the extent necessary to offset the management fees that are borne by the Fund as a result of the Fund's investment in Underlying Funds.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The example reflects the Fund's contractual fee waiver only for the term of the contractual fee waiver. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example, With Redemption [Table]
One Year	Three Years
$50	$250

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund's portfolio turnover rate may vary from year to year as well as within a year. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.